Note 12 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

Note 12.  Commitments and Contingencies

Gain on Settlement

During August 2019, the Company entered into an agreement to resolve a vendor dispute. The vendor agreed to pay the Company $635,000 (the “Settlement Amount”) over a three-month period ending October 31, 2019, which is reflected as a gain on settlement in the accompanying condensed consolidated statement of operations for the three and nine months ended September 30, 2019. As of September 30, 2019, the Company has received $443,000 of the Settlement Amount, with the remaining amount reflected as prepaid expenses and other current assets on the accompanying condensed consolidated balance sheet.

Note 6.     Commitments and Contingencies

Operating Leases

The Company  leases office facilities under a non-cancelable  operating  lease agreement expiring on December 31, 2019. The total undiscounted future non-cancellable  lease payments under the Company’s operating  lease as of December 31, 2018 are as follows (in thousands):

Future
Year ending December 31	Commitments

2019	$239
Total	$239

Rent expense related to the Company’s operating  leases was $225,000 and $232,000 for the years ended December 31, 2017 and 2018, respectively.

Indemnifications

The Company  has agreed to indemnify its directors and officers for certain events or occurrences arising as a result of the officers or directors serving in such capacity. The Company  has a directors’ and officers’ liability insurance policy that limits its exposure and enables the Company  to recover a portion  of any future amounts  paid resulting from the indemnification of its officers and directors.

The Company  has not incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. The Company’s management believes the estimated fair value of these indemnification agreements is minimal and has not recorded a liability for these agreements as of December 31, 2018.